Label	Element	Value
Lord Abbett Global Core Equity Fund
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Supplement [Text Block]	cik0000898031_SupplementTextBlock

LORD ABBETT SECURITIES TRUST

Lord Abbett Global Core Equity Fund

Supplement dated December 23, 2016 to the

Prospectus dated November 30, 2016

The following is being added as the first paragraph under the section “Principal Risks” beginning on page 6 of the prospectus:

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

The following is being added as the first two paragraphs under the section “Principal Risks” beginning on page 15 of the prospectus:

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Global Core Equity Fund